Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Base salary	R$ 45,393	R$ 78,123	R$ 45,332
Variable compensation	3,900		6,995
Stock option plan	2,889	16,029	10,110
Total compensation	R$ 52,182	R$ 94,152	R$ 62,437
Percent share-based payment over the total compensation	5.05%	17.00%	16.20%
Board Of Directors [member]
IfrsStatementLineItems [Line Items]
Base salary	R$ 22,701	R$ 48,323	R$ 26,884
Variable compensation
Stock option plan	837	13,646	6,908
Total compensation	23,538	61,969	33,792
Executive Officers [member]
IfrsStatementLineItems [Line Items]
Base salary	22,506	29,368	18,016
Variable compensation	3,900		6,995
Stock option plan	2,052	2,383	3,202
Total compensation	28,458	31,751	28,213
Fiscal Council [member]
IfrsStatementLineItems [Line Items]
Base salary	186	432	432
Variable compensation
Stock option plan
Total compensation	R$ 186	R$ 432	R$ 432